SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUS DATED OCTOBER 9, 2017

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Retirement Protector Variable Annuity

Effective on or about February 12, 2018 the following Underlying Funds are available to current and new contract owners for direct investment and will be added to the Investment Requirements for the Polaris Income Plus Living Benefit as indicated below:

Underlying Fund	Managed by	Trust	Asset Class
SA BlackRock VCP Global Multi Asset	BlackRock Investment Management, LLC	SAST	Asset Allocation
SA Schroders VCP Global Allocation	Schroder Investment Management North America Inc.	SAST	Asset Allocation
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.	SAST	Asset Allocation

The following replaces the first paragraph and chart appearing under the Investment Requirements for the Polaris Income Plus Income Option with Dynamic Allocation in the OPTIONAL LIVING BENEFIT section of the prospectus:

If you elect Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with the following:

20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund

SA American Funds® VCP Managed Asset Allocation *

SA BlackRock VCP Global Multi Asset*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA Schroders VCP Global Allocation*

SA T. Rowe Price VCP Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond

SA Wellington Real Return

* You may invest up to a maximum of 50% in each of these Variable Portfolios.

The following replaces the first paragraph and charts appearing under Investment Requirements for Polaris Income Plus Income Option with Dynamic Allocation in the APPENDIX F- LIVING BENEFIT FOR CONTRACTS ISSUED PRIOR TO OCTOBER 9, 2017 section of the prospectus:

If your contract was purchased after December 28, 2015 and you elected Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with the following:

20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund

SA American Funds® VCP Managed Asset Allocation *

SA BlackRock VCP Global Multi Asset*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA Schroders VCP Global Allocation*

SA T. Rowe Price VCP Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond

SA Wellington Real Return

* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased between July 22, 2013 and December 27, 2015 and you elected the Polaris Income Plus Income Option with Dynamic Allocation, you must allocate your assets in accordance with the following:

20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund

SA American Funds® VCP Managed Asset Allocation *

SA BlackRock VCP Global Multi Asset*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA Schroders VCP Global Allocation*

SA T. Rowe Price VCP Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond

SA Wellington Real Return

* You may invest up to a maximum of 50% in each of these Variable Portfolios.

If your contract was purchased between July 16, 2012 and July 21, 2013 and you elected the Polaris Income Plus Income Option with Dynamic Allocation (formerly SunAmerica Income Plus) living benefit, you must allocate your assets in accordance with the following:

20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market Fund

SA American Funds® VCP Managed Asset Allocation *

SA BlackRock VCP Global Multi Asset*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Fixed Income Index

SA Fixed Income Intermediate Index

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA Schroders VCP Global Allocation*

SA T. Rowe Price VCP Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond

SA Wellington Real Return

* You may invest up to a maximum of 50% in each of these Variable Portfolios.

Dated: February 12, 2018

Please keep this Supplement with your Prospectus